Segment reporting - Financial information by segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 401,936	$ 202,748	[1]
Profit (loss) before income tax	(21,032)	(51,743)	[1]
Non-current assets	3,499,427			$ 3,606,210	[1]
Current assets	616,614			521,141	[1]
TOTAL ASSETS	4,116,041			4,127,351	[1]
Equity	2,195,337	2,336,580		2,260,523	[1]	$ 1,846,360
Non-current liabilities	1,517,655			1,579,706	[1]
Current liabilities	403,049			287,122	[1]
TOTAL EQUITY and LIABILITIES	4,116,041			4,127,351	[1]
Operating segments | Tankers
Disclosure of operating segments [line items]
Revenue	401,936	202,746
Profit (loss) before income tax	(28,693)	(60,168)
Non-current assets	3,460,885			3,564,943
Current assets	617,010			521,536
TOTAL ASSETS	4,077,895			4,086,479
Equity	2,157,187			2,219,648
Non-current liabilities	1,517,655			1,579,706
Current liabilities	403,053			287,125
TOTAL EQUITY and LIABILITIES	4,077,895			4,086,479
Operating segments | FSO
Disclosure of operating segments [line items]
Revenue	24,473	24,323
Profit (loss) before income tax	8,464	9,279
Non-current assets	141,925			151,258
Current assets	10,791			15,784
TOTAL ASSETS	152,716			167,042
Equity	38,150			40,874
Non-current liabilities	88,579			102,118
Current liabilities	25,987			24,050
TOTAL EQUITY and LIABILITIES	152,716			167,042
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Revenue	(24,473)	(24,321)
Profit (loss) before income tax	(803)	$ (854)
Non-current assets	(103,383)			(109,991)
Current assets	(11,187)			(16,179)
TOTAL ASSETS	(114,570)			(126,170)
Equity	0			1
Non-current liabilities	(88,579)			(102,118)
Current liabilities	(25,991)			(24,053)
TOTAL EQUITY and LIABILITIES	$ (114,570)			$ (126,170)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.